Business Combination	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Business combination

Note 5 — Business combination

On June 1, 2022, Nature’s Miracle also entered into the Share Exchange Agreements with the stockholders of Hydroman, to acquire 100% of Hydroman by issuing 6,844,000 shares of Nature’s Miracle’s common stock with the purpose of increasing capacity and expanding the Company’s market. The transaction was accounted as business combination according with ASC 805 where Nature’s Miracle (post combination with Visiontech) is both the legal and accounting acquirer. The common stock issued as consideration for the purchase of Hydroman was valued using the net book value on a per-share-basis of the common stock of Nature’s Miracle multiplied by the number of shares issued; after considering a variety of approaches and valuation techniques management believes the use of the net book value of Nature’s Miracle’s common stock is the most fair depiction and approximation of the fair value the transaction price and at the time of the acquisition. The Company then allocated the fair value of consideration of Hydroman based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired and liabilities assumed as of the acquisition date. Acquisition-related costs incurred for the acquisition are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Hydroman on June 1, 2022.

Fair value
Cash	$97,650
Inventories, net	3,538,989
Other current assets	163,009
Right-of-use assets	1,227,673
Deferred tax assets	115,562
Other non-current assets	120,538
Accounts payable – related parties	(3,752,571)
Other current liabilities	(780,423)
Other non-current liabilities	(828,960)
Net assets acquired	(98,533)
Goodwill on acquisition	1,023,533
Total consideration	$925,000

Approximately USD 1.0 million of goodwill arising from the acquisition is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.